UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704
Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: November 30, 2014

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	77,337,579	80,400,098
0.9%	Short-Term Investments	729,582	729,582

99.9%	Total Investments	78,067,161	81,129,680
0.1%	Other Assets and Liabilities, Net		67,377

100.0%	Net Assets		81,197,057

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Australia 8.6%

Real Estate 8.6%
Charter Hall Retail REIT	30,416	107,302
Cromwell Property Group	54,469	46,535
Dexus Property Group	88,651	535,656
Goodman Group	96,000	444,545
Investa Office Fund	51,326	154,011
Lend Lease Group	88,942	1,158,696
Mirvac Group	398,000	593,485
Novion Property Group	190,343	344,552
Stockland	356,230	1,246,658
The GPT Group	131,371	462,460
Westfield Corp.	264,980	1,865,993

		6,959,893

Austria 0.3%

Real Estate 0.3%
IMMOFINANZ AG *	85,959	257,064

Belgium 0.4%

Real Estate 0.4%
Befimmo S.A.	1,488	113,864
Cofinimmo S.A.	1,683	196,234

		310,098

Brazil 1.4%

Consumer Durables & Apparel 1.0%
Brookfield Incorporacoes S.A. *	223,696	139,930
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	43,477	210,307
Even Construtora e Incorporadora S.A.	56,521	127,369
Gafisa S.A.	99,366	105,782
PDG Realty S.A. Empreendimentos e Participacoes *	509,786	219,855

		803,243

Real Estate 0.4%
BR Malls Participacoes S.A.	20,487	146,859
BR Properties S.A.	8,727	37,128
Multiplan Empreendimentos Imobiliarios S.A.	6,393	128,193

		312,180

		1,115,423

Canada 1.6%

Real Estate 1.6%
Boardwalk Real Estate Investment Trust	2,092	120,105
Calloway Real Estate Investment Trust	5,841	142,258
Canadian Real Estate Investment Trust	2,733	116,299
Cominar Real Estate Investment Trust	3,444	56,803
Dream Office Real Estate Investment Trust	1,907	44,961
First Capital Realty, Inc.	7,541	123,452
FirstService Corp.	1,016	53,914
Granite Real Estate Investment Trust	4,977	172,400
H&R Real Estate Investment Trust	8,833	175,578
RioCan Real Estate Investment Trust	12,179	290,762

		1,296,532

China 5.5%

Real Estate 5.5%
Agile Property Holdings Ltd.	388,000	227,904
China Overseas Land & Investment Ltd.	284,000	851,321
China Resources Land Ltd.	128,000	322,874
China Vanke Co., Ltd., Class H *	112,700	230,770
Country Garden Holdings Co., Ltd.	549,000	229,090
Evergrande Real Estate Group Ltd.	700,000	283,940
Franshion Properties China Ltd.	216,000	60,916
Greentown China Holdings Ltd.	63,000	63,607
Guangzhou R&F Properties Co., Ltd., Class H	236,800	291,793
Kerry Properties Ltd.	97,000	348,977
KWG Property Holding Ltd.	177,000	137,760
Longfor Properties Co., Ltd.	56,000	75,242
Poly Property Group Co., Ltd.	175,000	73,359
Shenzhen Investment Ltd.	342,000	101,232
Shimao Property Holdings Ltd.	134,500	321,004

 Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shui On Land Ltd.	249,500	62,015
Sino-Ocean Land Holdings Ltd.	435,500	260,646
SOHO China Ltd.	293,500	221,915
Sunac China Holdings Ltd.	199,000	184,618
Yuexiu Property Co., Ltd.	668,000	133,249

		4,482,232

France 3.6%

Real Estate 3.6%
Fonciere Des Regions	4,630	441,863
Gecina S.A.	2,295	310,499
ICADE	4,829	386,277
Klepierre	9,253	415,117
Mercialys S.A.	6,466	145,205
Nexity S.A.	9,696	377,855
Unibail-Rodamco SE	3,125	826,032

		2,902,848

Germany 0.4%

Real Estate 0.4%
Deutsche Euroshop AG	2,846	125,985
GAGFAH S.A. *	10,187	196,306

		322,291

Hong Kong 8.8%

Real Estate 8.8%
Cheung Kong (Holdings) Ltd.	73,000	1,336,923
Great Eagle Holdings Ltd.	34,000	114,213
Hang Lung Group Ltd.	62,000	298,100
Hang Lung Properties Ltd.	127,000	381,070
Henderson Land Development Co., Ltd.	49,000	327,898
Hongkong Land Holdings Ltd.	78,000	539,477
Hysan Development Co., Ltd.	25,000	115,356
New World Development Co., Ltd.	483,000	575,271
Sino Land Co., Ltd.	252,000	412,534
Sun Hung Kai Properties Ltd.	63,000	919,525
Swire Properties Ltd.	62,600	194,482
The Link REIT	110,500	702,748
The Wharf Holdings Ltd.	102,000	734,082
Wheelock & Co., Ltd.	98,000	491,787

		7,143,466

Italy 0.1%

Real Estate 0.1%
Beni Stabili S.p.A	144,184	100,354

Japan 11.7%

Real Estate 11.7%
Advance Residence Investment Corp.	89	217,559
Aeon Mall Co., Ltd.	9,000	153,557
Daito Trust Construction Co., Ltd.	12,700	1,437,747
Frontier Real Estate Investment Corp.	11	50,959
Japan Excellent, Inc.	98	128,687
Japan Prime Realty Investment Corp.	51	185,223
Japan Real Estate Investment Corp.	71	350,306
Japan Retail Fund Investment Corp.	166	345,551
Kenedix Office Investment Corp.	29	159,828
Leopalace21 Corp. *	50,700	286,625
MID REIT, Inc.	22	53,666
Mitsubishi Estate Co., Ltd.	69,000	1,554,549
Mitsui Fudosan Co., Ltd.	60,000	1,735,794
Mori Trust Sogo REIT, Inc.	34	64,410
Nippon Accommodations Fund, Inc.	14	55,288
Nippon Building Fund, Inc.	85	428,748
Nomura Real Estate Holdings, Inc.	21,300	391,544
Nomura Real Estate Office Fund, Inc.	46	192,047
NTT Urban Development Corp.	12,600	129,476
Orix JREIT, Inc.	136	188,566
Relo Holdings, Inc.	900	58,800
Sumitomo Realty & Development Co., Ltd.	24,000	829,954
Tokyo Tatemono Co., Ltd.	30,000	239,441
Top REIT, Inc.	10	39,259
United Urban Investment Corp.	129	207,523

		9,485,107

Netherlands 1.2%

Real Estate 1.2%
Corio N.V.	9,672	489,457
Eurocommercial Properties N.V. CVA	3,474	157,100
Vastned Retail N.V.	3,264	153,340
Wereldhave N.V.	2,676	209,988

		1,009,885

Singapore 2.2%

Real Estate 2.2%
Ascendas Real Estate Investment Trust	124,000	222,438
CapitaCommercial Trust	116,000	149,767
CapitaLand Ltd.	207,000	526,823
CapitaMall Trust	150,000	227,694
Global Logistic Properties Ltd.	64,000	128,532
Keppel Land Ltd.	59,000	152,439
Suntec Real Estate Investment Trust	117,000	176,875
UOL Group Ltd.	44,000	226,868

		1,811,436

South Africa 0.7%

Real Estate 0.7%
Capital Property Fund	54,860	63,901
Emira Property Fund	37,743	56,880
Growthpoint Properties Ltd.	94,928	237,532
Redefine Properties Ltd	115,834	105,596

 Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SA Corporate Real Estate Fund Nominees Pty Ltd.	324,549	134,511

		598,420

Sweden 0.9%

Diversified Financials 0.3%
LE Lundbergfortagen AB	4,509	202,674

Real Estate 0.6%
Castellum AB	12,034	194,733
Fabege AB	12,119	159,467
Kungsleden AB	20,877	138,724

		492,924

		695,598

Switzerland 0.4%

Real Estate 0.4%
Allreal Holding AG - Reg’d	941	129,477
Swiss Prime Site AG - Reg’d *	2,679	206,531

		336,008

Taiwan 0.6%

Real Estate 0.6%
Chong Hong Construction Co., Ltd.	17,000	36,591
Farglory Land Development Co., Ltd.	84,000	94,737
Highwealth Construction Corp	139,000	263,596
Huaku Development Co., Ltd.	49,000	85,508
Ruentex Development Co., Ltd.	31,000	48,300

		528,732

United Arab Emirates 0.7%

Real Estate 0.7%
Emaar Properties PJSC	190,234	567,518

United Kingdom 4.4%

Real Estate 4.4%
Derwent London plc	3,381	160,278
Hammerson plc	53,646	521,022
Intu Properties plc	70,264	390,742
Land Securities Group plc	61,278	1,135,161
Savills plc	16,967	175,049
Segro plc	76,031	465,337
Shaftesbury plc	4,703	58,738
The British Land Co., plc	52,618	630,322

		3,536,649

United States 45.5%

Diversified Financials 0.2%
WisdomTree India Earnings Fund	6,384	148,428

Real Estate 45.3%
Alexandria Real Estate Equities, Inc.	4,234	363,785
American Campus Communities, Inc.	4,905	196,200
American Tower Corp.	10,446	1,096,934
Apartment Investment & Management Co., Class A	20,900	778,525
Ashford Hospitality Trust, Inc.	11,437	119,860
AvalonBay Communities, Inc.	4,953	796,393
BioMed Realty Trust, Inc.	12,631	270,935
Boston Properties, Inc.	8,610	1,116,200
Brandywine Realty Trust	19,533	301,980
Camden Property Trust	5,531	424,117
CBL & Associates Properties, Inc.	18,407	358,016
CBRE Group, Inc., Class A *	13,470	454,478
Columbia Property Trust, Inc.	7,469	188,219
Corporate Office Properties Trust	10,089	283,602
Corrections Corp. of America	15,023	544,584
Cousins Properties, Inc.	8,295	101,531
Crown Castle International Corp.	10,098	839,043
DCT Industrial Trust, Inc.	5,452	186,077
DDR Corp.	18,042	330,710
DiamondRock Hospitality Co.	16,339	243,941
Digital Realty Trust, Inc.	8,171	574,176
Douglas Emmett, Inc.	9,103	253,428
Duke Realty Corp.	28,783	559,542
EastGroup Properties, Inc.	2,065	138,809
EPR Properties	4,084	228,663
Equity Commonwealth	14,848	377,585
Equity LifeStyle Properties, Inc.	3,310	164,209
Equity One, Inc.	2,041	49,453
Equity Residential	21,105	1,495,078
Essex Property Trust, Inc.	2,364	478,497
Extra Space Storage, Inc.	3,050	180,774
Federal Realty Investment Trust	3,461	459,136
Franklin Street Properties Corp.	3,916	47,070
General Growth Properties, Inc.	27,300	730,548
Glimcher Realty Trust	10,955	150,741
Government Properties Income Trust	2,306	52,392
HCP, Inc.	27,265	1,221,472
Health Care REIT, Inc.	10,790	794,791
Healthcare Realty Trust, Inc.	7,365	194,510
Healthcare Trust of America, Inc., Class A	4,687	59,806
Hersha Hospitality Trust	8,152	60,406
Highwoods Properties, Inc.	7,151	308,637
Home Properties, Inc.	4,249	276,992
Hospitality Properties Trust	22,384	684,950
Host Hotels & Resorts, Inc.	51,870	1,205,459
Inland Real Estate Corp.	9,523	102,753
Investors Real Estate Trust	5,573	45,476
Jones Lang LaSalle, Inc.	4,028	586,719
Kilroy Realty Corp.	3,545	243,471
Kimco Realty Corp.	28,597	727,794
LaSalle Hotel Properties	5,905	238,385
Lexington Realty Trust	18,766	206,426
Liberty Property Trust	13,073	462,523
Mack-Cali Realty Corp.	20,454	393,126
Medical Properties Trust, Inc.	4,127	57,200
Mid-America Apartment Communities, Inc.	3,154	232,324
National Retail Properties, Inc.	5,660	218,080
Omega Healthcare Investors, Inc.	5,354	204,630

 Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pennsylvania Real Estate Investment Trust	8,162	190,746
Piedmont Office Realty Trust, Inc., Class A	25,856	486,093
Post Properties, Inc.	2,800	164,024
Prologis, Inc.	17,656	746,496
PS Business Parks, Inc.	1,319	107,353
Public Storage	6,955	1,304,967
Realty Income Corp.	6,697	311,143
Regency Centers Corp.	6,735	414,068
Retail Properties of America, Inc., Class A	16,482	264,866
RLJ Lodging Trust	6,296	207,327
Ryman Hospitality Properties, Inc.	2,831	147,438
Sabra Health Care REIT, Inc.	6,137	173,738
Senior Housing Properties Trust	12,488	281,355
Simon Property Group, Inc.	13,225	2,391,080
SL Green Realty Corp.	3,600	418,104
Sovran Self Storage, Inc.	1,735	147,510
Sun Communities, Inc.	2,370	139,569
Sunstone Hotel Investors, Inc.	10,877	174,141
Tanger Factory Outlet Centers, Inc.	4,667	170,719
Taubman Centers, Inc.	3,556	282,666
The Geo Group, Inc.	5,958	240,048
The Macerich Co.	7,904	625,048
UDR, Inc.	16,007	492,695
Ventas, Inc.	15,459	1,106,091
Vornado Realty Trust	13,488	1,504,721
Washington Real Estate Investment Trust	8,109	217,889
Weingarten Realty Investors	11,551	420,456
WP Carey, Inc.	2,944	200,604

		36,792,116

		36,940,544

Total Common Stock
(Cost $77,337,579)		80,400,098

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.9% of net assets

Time Deposits 0.9%
Brown Brothers Harriman
Canadian Dollar
0.21%, 12/04/14	688	602
Euro
(0.11)%, 12/04/14	5,026	6,250
Hong Kong Dollar
0.01%, 12/04/14	146,400	18,878
Singapore Dollar
0.01%, 12/04/14	10,012	7,677
Swedish Krona
0.01%, 12/04/14	36,533	4,899
Skandinaviska Enskilda Banken
US Dollar
0.03%, 12/01/14	651,276	651,276

		689,582

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.01%, 12/18/14 (a)(b)	40,000	40,000

Total Short-Term Investments
(Cost $729,582)		729,582

End of Investments.

At 11/30/14, the tax basis cost of the fund’s investments was $78,067,161 and the unrealized appreciation and depreciation were $3,384,388 and ($321,869), respectively, with a net unrealized appreciation of $3,062,519.

As of 11/30/14, the values of certain foreign securities held by the fund aggregating $39,677,535 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	The rate shown is the purchase yield.
(b)	All or a portion of this security is held as collateral for open futures contracts.

CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 11/30/14:

			Unrealized
		Contract	Appreciation
	Number of	Value	(Depreciation)
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, mini, Long, expires 12/19/14	1	91,820	(667)
MSCI Emerging Markets, mini, Long, expires 12/19/14	1	49,915	(972)
S&P 500 Index, e-mini, Long, expires 12/19/14	4	413,260	2

			(1,637)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

 Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$39,352,499	$—	$—	$39,352,499
Australia[1]	—	6,959,893	—	6,959,893
Austria[1]	—	257,064	—	257,064
Belgium
Real Estate	113,864	196,234	—	310,098
China
Real Estate	294,377	4,187,855	—	4,482,232
France
Real Estate	531,482	2,371,366	—	2,902,848
Germany[1]	—	322,291	—	322,291
Hong Kong[1]	—	7,143,466	—	7,143,466
Italy[1]	—	100,354	—	100,354
Japan[1]	—	9,485,107	—	9,485,107
Netherlands[1]	—	1,009,885	—	1,009,885
Singapore[1]	—	1,811,436	—	1,811,436
South Africa
Real Estate	255,292	343,128	—	598,420
Sweden[1]	—	695,598	—	695,598
Switzerland[1]	—	336,008	—	336,008
Taiwan[1]	—	528,732	—	528,732
United Arab Emirates[1]	—	567,518	—	567,518
United Kingdom
Real Estate	175,049	3,361,600	—	3,536,649
Short-Term Investments[1]	—	729,582	—	729,582

Total	$40,722,563	$40,407,117	$—	$81,129,680

Other Financial Instruments
Futures Contracts[2]	$2	$—	$—	$2

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($1,639)	$—	$—	($1,639)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG84516NOV14

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: 1/21/2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: 1/21/2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: 1/21/2015